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Form 13F Report for the Calendar Year or Quarter Ended: 6/30/2008

Check here if Amendment [ ]; Amendment Number: ____________
     This Amendment (check only one): [ ] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Horizon Bancorp
Address: 515 Franklin Square
         Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  James H. Foglesong
Title: Chief Financial Officer
Phone: 219-873-2608

Signature, Place, and Date of Signing:


/s/ James H. Foglesong, Chief Financial Officer   Michigan City, IN    8/13/2008
-----------------------------------------------   -----------------   ----------
                                                        Place            Date

Report Type (check only one):

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment
                                                   Management

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Report Summary:

Number of Other Included Managers:                     1
Form 13F Information Table Entry Total:               53
Form 13F Information Table Value Total:   $51,618,512.00

List of Other Included Managers: Horizon Trust & Investment Management

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
                                                                       INVESTMENT DIRECTION (6)
                                                                     ---------------------------   OTHER    VOTING AUTHORITY (8)
                                                           SHARES/PV            SHARED-  SHARED- MANAGERS ------------------------
NAME OF ISSUER (1)       TYPE (2) CUSIP (3)   MARKET (4)      (5)       SOLE    DEFINED   OTHER     (7)     SOLE  SHARED   NONE
------------------       -------- --------- -------------- --------- --------- --------- ------- -------- ------- ------ ---------
Aflac Inc.               Equity   1055102           782111     12454      7014      5440       0             3846      0      8608
AT & T Inc               Equity   00206R102         581186     17251         0     17251       0             4512      0     12739
American Express Company Equity   25816109          357262      9484         0      9484       0                0      0      9484
Ametek Inc               Equity   31100100          699800     14820         0     14820       0                0    100     14720
BP Amoco PLC, ADR's      Equity   55622104         1568247     22542         0     22542       0              800      0     21742
Bank America Corp        Equity   60505104          477090     19987      8176     11811       0             5045      0     14942
Barr Pharmaceuticals Inc Equity   68306109          391159      8677      4791      3886       0             2735      0      5942
Berkshire Hathaway Inc
   Del Cl A              Equity   84670108          241500         2         0         2       0                0      0         2
Berkshire Hathaway, Inc.
   Cl B                  Equity   84670207          473416       118        20        98       0               33      0        85
Caterpillar Inc          Equity   149123101         357436      4842      2611      2231       0             1486      0      3356
Chevron Corporation      Equity   166764100        1065152     10745      4091      6654       0             3515      0      7230
Cisco Systems Inc        Equity   17275R102         278934     11992      6308      5684       0             3989      0      8003
Conagra Inc              Equity   205887102         233770     12125      6881      5244       0             3997      0      8128
DFA Five-Year Global
   Fixed Income #24      Equity   233203884        6643661    618590    382702    235889       0           135871   4204    478515
Directv Group Inc        Equity   25459L106         269982     10420      5652      4768       0             3386      0      7034
Du Pont DE Nemours       Equity   263534109         347581      8104      2937      5167       0             2577      0      5527
Exxon Mobil Corp         Equity   30231G102        1138551     12919       500     12419       0             1400      0     11519
General Electric Company Equity   369604103         797497     29880      9622     20258       0            11846      0     18034
Hubbell Inc Cl B         Equity   443510201         218288      5475         0      5475       0                0      0      5475
International Business
   Machines Corp         Equity   459200101         692097      5839      2336      3503       0             1374      0      4465
Ishares Goldman Sachs
   Tech I                Equity   464287549        1485111     28396     15766     12630       0             9249      0     19147
Johnson & Johnson        Equity   478160104         738173     11473      4168      7305       0             4912      0      6561
Johnson Controls Inc     Equity   478366107         290614     10133      5643      4490       0             3557      0      6576
L-3 Communications
   Holdings, Inc.        Equity   502424104         588020      6471      3037      3434       0             2263      0      4208
Laboratory Corp of Amer
   Hldgs                 Equity   50540R409         500849      7193      4085      3108       0             2224      0      4969
Marathon Oil Corp        Equity   565849106         618083     11916      6528      5388       0             3845      0      8071
Microsoft Corporation    Equity   594918104         388881     14136      6408      7728       0             3765      0     10371
Omnicom Group Inc        Equity   681919106         384891      8576      4587      3989       0             2757      0      5819
Paychex, Inc             Equity   704326107         316992     10134      5555      4579       0             3284      0      6850
Pepsico Inc              Equity   713448108         503696      7921      3061      4860       0             3831      0      4090
Philip Morris
   International         Equity   718172109         342322      6931         0      6931       0              850      0      6081
Royal Dutch Shell
   PLC-ADR A             Equity   780259206         257387      3150         0      3150       0              200      0      2950
Energy Select Sector
   SPDR                  Equity   81369Y506        1564061     17677     10413      7264       0             5638      0     12039
Utilities Select Sector
   SPDR                  Equity   81369Y886         784818     19283     10324      8959       0             6062      0     13221
TJX Companies, Inc.      Equity   872540109         386735     12289      6959      5330       0             3982      0      8307
Vanguard GNMA #536 -
   Admiral Class         Equity   922031794       17501968   1705845    871231    834614       0           376119  12182   1317544
Vanguard Consumer
   Discretionary ETF     Equity   92204A108         303029      6728      3717      3011       0             2117      0      4611
Vanguard Consumer
   Staples ETF           Equity   92204A207         842845     12935      7731      5204       0             4156      0      8779
Vanguard Financial ETF   Equity   92204A405         616408     16217      9357      6860       0             5154      0     11063
Vanguard Health Care ETF Equity   92204A504         925253     17428     10205      7223       0             5380      0     12048
Vanguard Industrials ETF Equity   92204A603         654464     10149      5963      4186       0             3313      0      6836

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
Vanguard Materials ETF   Equity   92204A801         533579      5928      3493      2435       0             1909      0      4019
Vanguard Telecom Service
   ETF                   Equity   92204A884         576591      9264      5376      3888       0             2919      0      6345
Wachovia Corp            Equity   929903102         222545     14330      7449      6881       0             4403      0      9927
Wal-Mart Stores Inc      Equity   931142103         577511     10276      4630      5646       0             3227      0      7049
Walgreen CO              Equity   931422109         471493     14503      4342     10161       0             2996      0     11507
Wells Fargo & CO New     Equity   949746101         873573     36782     12232     24550       0            10990      0     25792
Whirlpool Corp           Equity   963320106         304144      4927       105      4822       0                0      0      4927
ETA Engineering Inc.     Equity   ETAENG            100000     10000         0     10000       0            10000      0     10000
Accenture Ltd.           Equity   G1150G111         324457      7968      4362      3606       0             2527      0      5441
OpenTV Corp              Equity   G67543101          25299     19312         0     19312       0            19312      0         0
                                            -------------- --------- --------- ---------     ---          ------- ------ ---------
                                            $51,618,512.00 2,914,537 1,480,368 1,434,170       0          697,353 16,486 2,210,698
                                            ============== ========= ========= =========     ===          ======= ====== =========